Short Term Investments (Details) - Schedule of short term investments	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-Term Investments [Member]
Short-Term Debt [Line Items]
Marketable securities	¥ 38,448,624	$ 5,520,579	¥ 33,540,301